SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Schedule of Major Subsidiaries and Consolidated Variable Interest Entities

The following table lists major subsidiaries and the consolidated VIEs of the Company as of December 31, 2021:

	Palace of Incorporation	Percentage of ownership
Beijing Ronglian Yitong Information Technology Co., Ltd.	PRC	VIE
Beijing Ronglian Qimo Technology Co., Ltd.	PRC	100%
Beijing Ronglian Guanghui Technology Co., Ltd.	PRC	100%
Beijing Baiyi High-tech Information Technology Co., Ltd.	PRC	100%
Beijing Ronglian Huitong Technology Information Co., Ltd.	PRC	100%
Shenzhen Zhongtian Wangjing Technology Co., Ltd.	PRC	100%
Cloopen Japan Co., Ltd.	Japan	100%
Anxun Guantong (Beijing) Technology Co., Ltd.	PRC	100%
Cloopen limited	HK	100%

Schedule of Cash on Hand and Cash at Bank

Cash consists of cash on hand and cash at bank. Cash at bank are deposited in financial institutions at below locations:

	December 31,
	2019	2020	2021
	RMB	RMB	RMB
Cash on hand	119	1	28
Cash balances include deposits in: Financial institutions in the mainland of the PRC
—Denominated in Renminbi (“RMB”)	123,381	70,627	224,984
—Denominated in US$	33,811	223,435	121,721
—Denominated in Hong Kong S.A.R. Dollar (“HKD”)	19	17	16
Total cash balances held at mainland PRC financial institutions	157,211	294,079	346,721
Financial institutions in Hong Kong Special Administrative Region (“HKSAR”)
—Denominated in HKD	-	-	5,942
—Denominated in US$	-	-	192,427
—Denominated in RMB	-	-	64,726
Total cash balances held at HKSAR financial institutions	-	-	263,095
Financial institutions in Japan
—Denominated in Japanese Yen	8,178	5,029	8,890
Total cash balances held at Japan financial institutions	8,178	5,029	8,890
Financial institutions in Malaysia
—Denominated in Malaysian Ringgit	-	-	105
—Denominated in US$	-	-	3,912
Total cash balances held at Malaysia financial institutions	-	-	4,017
Financial institutions in Singapore
—Denominated in SGD	-	-	322
Total cash balances held at Singapore financial institutions	-		322
Financial institutions in the United States
—Denominated in USD	-	-	31,893
Total cash balances held at the United States financial institutions	-	-	31,893
Financial institutions in the Philippines
—Denominated in PHP	-	-	1,213
Total cash balances held at the Philippines financial institutions	-	-	1,213
Total cash balances held at financial institutions	165,389	299,108	656,151
Total cash balances	165,508	299,109	656,179

Schedule of Term Deposits Maintained at Banks

Term deposits maintained at financial institutions consist of the following:

	December 31,
	2019	2020	2021
	RMB	RMB	RMB
US$ denominated bank deposits with financial institutions in the PRC	69,762	160,349	1,609,864

Schedule of Estimated Useful Lives of Property and Equipment

The estimated useful lives are as follows:

Computer and office equipment	3-5 years
Furniture and fixtures	3-5 years
Motor vehicles	4-5 years
Buildings	20 years
Leasehold improvements	The shorter of lease terms and estimated useful lives

Schedule of Estimated Useful Lives of Intangible Assets

The estimated useful lives of intangible assets are as follows:

Software copyrights	8 years
Telecommunication business operation licenses	3-5 years
Technology	6-10 years
Non-compete arrangements	4-7 year
Customer relationship	3-10 years
Trademark	10 years
Order backlogs	1-4 years
Software	3-8 years